Consolidated Statements of Comprehensive Income $ in Millions, $ in Millions		12 Months Ended
		Dec. 31, 2023 USD ($)	Dec. 31, 2023 MXN ($)	Dec. 31, 2022 MXN ($)	Dec. 31, 2021 MXN ($)
Condensed Statement of Income Captions [Line Items]
Consolidated net income			$ 20,226	$ 19,626	$ 16,331
Other comprehensive income to be reclassified to profit or loss in subsequent periods:
Valuation of the effective portion of derivative financial instruments, net of income tax			(389)	(1,448)	1,836
Financial instruments held to maturity			101	0	0
Exchange differences on the translation of foreign operations and associates			(5,789)	(2,685)	(1,943)
Other comprehensive income to be reclassified to profit or loss in subsequent periods			(6,077)	(4,133)	(107)
Other comprehensive income not to be reclassified to profit or loss in subsequent periods:
Loss from equity financial asset classified at FVOCI			(198)	(54)	(393)
Re-measurements of the net defined benefit liability, net of income taxes			153	328	(67)
Other comprehensive income not to be reclassified to profit or loss in subsequent periods			(45)	274	(460)
Total other comprehensive (loss), net of income tax			(6,122)	(3,859)	(567)
Attributable to:
Equity holders of the parent			(5,711)	(3,792)	(444)
Non-controlling interest			(411)	(67)	(123)
Total other comprehensive (loss), net of income tax			(6,122)	(3,859)	(567)
Consolidated comprehensive income for the year, net of income tax			14,104	15,767	15,764
Attributable to:
Equity holders of the parent			13,825	15,242	15,264
Non-controlling interest			279	525	500
Consolidated comprehensive income for the year, net of income tax			$ 14,104	$ 15,767	$ 15,764
Currency in which supplementary information is displayed
Condensed Statement of Income Captions [Line Items]
Consolidated net income	[1]	$ 1,197
Other comprehensive income to be reclassified to profit or loss in subsequent periods:
Valuation of the effective portion of derivative financial instruments, net of income tax	[2]	(23)
Financial instruments held to maturity	[2]	6
Exchange differences on the translation of foreign operations and associates	[2]	(343)
Other comprehensive income to be reclassified to profit or loss in subsequent periods	[2]	(360)
Other comprehensive income not to be reclassified to profit or loss in subsequent periods:
Loss from equity financial asset classified at FVOCI	[2]	(12)
Re-measurements of the net defined benefit liability, net of income taxes	[2]	9
Other comprehensive income not to be reclassified to profit or loss in subsequent periods	[2]	(3)
Total other comprehensive (loss), net of income tax	[2]	(362)
Attributable to:
Equity holders of the parent	[2]	(338)
Non-controlling interest	[2]	(24)
Total other comprehensive (loss), net of income tax	[2]	(362)
Consolidated comprehensive income for the year, net of income tax	[2]	835
Attributable to:
Equity holders of the parent	[2]	818
Non-controlling interest	[2]	17
Consolidated comprehensive income for the year, net of income tax	[2]	$ 835

[1]	Convenience translation to U.S. dollars ($) – See Note 2.2.3
[2]	Convenience translation to U.S. dollars ($) – See Note 2.2.3